Stock-based Compensation - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 7.5
Unrecognized stock-based compensation expense, weighted average recognition period	2 years 6 months 10 days
Vesting period	4 years
Number of option outstanding	17,073,617	17,801,986
Compensation cost for options	$ 1.1
First 12 Months [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of stock options vesting	25.00%
Remaining 36 Months [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of stock options vesting	75.00%
2016 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common Stock, Authorized	14,954,249
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense related to the restricted stock	$ 8.7
Vesting period	1 year 10 months 9 days
Number of option outstanding	1,435,217	1,536,195
Incremental stock-based compensation expense	$ 2.7